UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/15/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
List of Other Managers Reporting for this Manager:

Copeland Capital Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 127
Form 13F Information Table Value Total: $462,007,000 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC                  COM              g1151c101     7395 138931.31SH       SOLE                                  138931.31
ACTUANT CORP CL A NEW          CL A             00508x203     1097 48382.00 SH       SOLE                                   48382.00
AFFILIATED MNGRS GRP COM       COM              008252108     1381 14395.00 SH       SOLE                                   14395.00
AIRGAS INC                     COM              009363102     1309 16765.00 SH       SOLE                                   16765.00
ALLERGAN INC                   COM              018490102    13852 157881.84SH       SOLE                                  157881.84
AMETEK INC NEW COM             COM              031100100     1314 31223.26 SH       SOLE                                   31223.26
AMPHENOL CORP NEW-CL A         CL A             032095101     8741 192582.50SH       SOLE                                  192582.50
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     1217 19955.00 SH       SOLE                                   19955.00
ANSYS INC COM                  COM              03662Q105     1322 23092.00 SH       SOLE                                   23092.00
APPLE COMPUTER INC             COM              037833100     7768 19182.00 SH       SOLE                                   19182.00
APTARGROUP INC                 COM              038336103     1285 24642.00 SH       SOLE                                   24642.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1271 34160.00 SH       SOLE                                   34160.00
BARCLAYS BK PLC DJAIG CMDTY 36 COM              06738C778      452 10716.00 SH       SOLE                                   10716.00
CAREFUSION CORP COM            COM              14170t101     1341 52798.00 SH       SOLE                                   52798.00
CATERPILLAR INC                COM              149123101     7122 78617.11 SH       SOLE                                   78617.11
CHECK PT SOFTWARE TECH         COM              M22465104     6641 126415.00SH       SOLE                                  126415.00
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     4343 17823.31 SH       SOLE                                   17823.31
CHURCH DWIGHT CO. INC.         COM              171340102     1676 36646.00 SH       SOLE                                   36646.00
CITRIX SYSTEMS INC             COM              177376100     1258 20730.00 SH       SOLE                                   20730.00
COEUR D ALENE MINES ID COM NEW COM              192108504     1106 45825.00 SH       SOLE                                   45825.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2184 33968.00 SH       SOLE                                   33968.00
COLGATE PALMOLIVE CO.          COM              194162103     8751 94719.23 SH       SOLE                                   94719.23
CONCHO RES INC COM             COM              20605p101     1282 13685.00 SH       SOLE                                   13685.00
CORE LABS                      COM              N22717107     2352 20645.00 SH       SOLE                                   20645.00
COVIDIEN PLC                   COM              g2554f113    11024 244926.07SH       SOLE                                  244926.07
CREDIT SUISSE NASSAU B EXCH NT COM              22542d878      507 23625.00 SH       SOLE                                   23625.00
DAVITA INC                     COM              23918k108     1386 18291.00 SH       SOLE                                   18291.00
DIGITAL RLTY TR INC COM        COM              253868103     1526 22890.00 SH       SOLE                                   22890.00
DRIL-QUIP INC COM              COM              262037104     1420 21580.00 SH       SOLE                                   21580.00
EMERSON ELECTRIC CO            COM              291011104     9431 202445.43SH       SOLE                                  202445.43
EXPEDITORS INTERNATIONAL OF WA COM              302130109     1050 25637.00 SH       SOLE                                   25637.00
EXXON MOBIL CORP               COM              30231G102    14311 168853.03SH       SOLE                                  168853.03
FACTSET RESH SYS INC COM       COM              303075105     1255 14380.00 SH       SOLE                                   14380.00
FIRST BANCORP P R COM          COM              318672706       44 12740.00 SH       SOLE                                   12740.00
FOSSIL INC COM                 COM              349882100     1101 13880.00 SH       SOLE                                   13880.00
GEN-PROBE INC NEW COM          COM              36866T103     1176 19895.00 SH       SOLE                                   19895.00
GOOGLE                         COM              38259p508     9375 14516.00 SH       SOLE                                   14516.00
HALLIBURTON CO HLDG CO         COM              406216101     1018 29509.96 SH       SOLE                                   29509.96
HENRY SCHEIN INC               COM              806407102     1206 18722.00 SH       SOLE                                   18722.00
HMS HOLDINGS CORP              COM              40425j101     2727 85285.00 SH       SOLE                                   85285.00
HOLOGIC INC                    COM              436440101     1096 62626.00 SH       SOLE                                   62626.00
IBM                            COM              459200101     9084 49403.76 SH       SOLE                                   49403.76
IDEXX LABORATORIES CORP        COM              45168D104     1408 18302.00 SH       SOLE                                   18302.00
IHS INC CL A                   CL A             451734107     1516 17600.00 SH       SOLE                                   17600.00
INTEL CORP                     COM              458140100      242 10005.29 SH       SOLE                                   10005.29
INTERCONTINENTALEXCHAN COM     COM              45865v100     2090 17342.00 SH       SOLE                                   17342.00
IQ ARB MERGER ARBITRAGE        COM              45409b800      821 33430.00 SH       SOLE                                   33430.00
ISHARES S&P 600 SMALL CAP BARR COM              464287879     1315 18860.00 SH       SOLE                                   18860.00
ISHARES TR DJ HEALTH CARE      COM              464288828     2329 39590.00 SH       SOLE                                   39590.00
ISHARES TR DJ OIL EQUIP        COM              464288844      972 18730.00 SH       SOLE                                   18730.00
ISHARES TR DJ SEL DIV INX      COM              464287168      461  8590.00 SH       SOLE                                    8590.00
ISHARES TR MSCI SMALL CAP      COM              464288273      251  7245.00 SH       SOLE                                    7245.00
ISHARES TR RUSSELL 2000        COM              464287655     2471 33505.50 SH       SOLE                                   33505.50
ISHARES TR S&P MC 400 GRW      COM              464287606     9352 94729.00 SH       SOLE                                   94729.00
ISHARES TR S&P500 GRW          COM              464287309     3501 51922.61 SH       SOLE                                   51922.61
ISHARES TR S&P500/BAR VAL      COM              464287408     1681 29076.54 SH       SOLE                                   29076.54
ISHARES TRUST DOW JONES US REA COM              464287739     2341 41215.04 SH       SOLE                                   41215.04
J P MORGAN CHASE & CO.         COM              46625h100     4574 137575.02SH       SOLE                                  137575.02
JOSEPH BANK CLOTHIERS          COM              480838101     2371 48645.00 SH       SOLE                                   48645.00
JOY GLOBAL INC COM             COM              481165108     1903 25392.11 SH       SOLE                                   25392.11
KELLOGG CO                     COM              487836108     7580 149907.40SH       SOLE                                  149907.40
KENNAMETAL INC COM             COM              489170100     1224 33540.00 SH       SOLE                                   33540.00
LAB CP OF AMER HLDG NEW        COM              50540R409    13185 153372.00SH       SOLE                                  153372.00
LINCOLN ELEC HLDGS COM         COM              533900106     1508 38549.00 SH       SOLE                                   38549.00
LKQ CORP COM                   COM              501889208     1263 41990.00 SH       SOLE                                   41990.00
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     2247 43700.00 SH       SOLE                                   43700.00
MASTERCARD INC CL A            CL A             57636q104     8941 23984.43 SH       SOLE                                   23984.43
METLIFE INSURANCE              COM              59156R108     3726 119502.10SH       SOLE                                  119502.10
MICROCHIP TECHNOLOGY INC       COM              595017104     1356 37022.00 SH       SOLE                                   37022.00
MICROS SYS INC COM             COM              594901100     2114 45395.00 SH       SOLE                                   45395.00
MICROSOFT CORP                 COM              594918104     7542 290561.31SH       SOLE                                  290561.31
MIDCAP SPDR TR UNIT SER 1      COM              78467y107     2246 14085.00 SH       SOLE                                   14085.00
NEWMONT MINING CORP            COM              651639106     7537 125610.00SH       SOLE                                  125610.00
NIKE                           COM              654106103      227  2365.00 SH       SOLE                                    2365.00
NOBLE ENRGY INC COM            COM              655044105     9352 99087.19 SH       SOLE                                   99087.19
NUANCE COMMUNICATIONS COM      COM              67020Y100     2800 111313.00SH       SOLE                                  111313.00
OCCIDENTAL PETE CORP           COM              674599105    10352 110488.87SH       SOLE                                  110488.87
OIL SVC HOLDRS TR              COM              57060u191      479  4175.00 SH       SOLE                                    4175.00
PEPSICO INC                    COM              713448108    11983 180613.49SH       SOLE                                  180613.49
POWERSHARES ETF TRUST DYN FD & COM              73935x849     1661 86650.00 SH       SOLE                                   86650.00
PRAXAIR INC                    COM              74005P104    13432 125652.32SH       SOLE                                  125652.32
PROCTER & GAMBLE CO            COM              742718109      238  3569.19 SH       SOLE                                    3569.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     8086 200100.00SH       SOLE                                  200100.00
PROSHARES TR PSHS SHTRUSS2000  COM              74347R826      415 14000.00 SH       SOLE                                   14000.00
QEP RES INC COM                COM              74733v100     1747 59640.07 SH       SOLE                                   59640.07
QUALCOMM INC                   COM              747525103     8310 151923.01SH       SOLE                                  151923.01
RALPH LAUREN CORP CL A         CL A             751212101    10531 76270.81 SH       SOLE                                   76270.81
REINSURANCE GP AMER            COM              759351604     1994 38167.99 SH       SOLE                                   38167.99
REPUBLIC SVCS INC              COM              760759100    11842 429840.00SH       SOLE                                  429840.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      671 23605.00 SH       SOLE                                   23605.00
ROSETTA RESOURCES INC          COM              777779307     1395 32075.00 SH       SOLE                                   32075.00
SCHLUMBERGER LTD               COM              806857108     5329 78022.49 SH       SOLE                                   78022.49
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     5926 139712.15SH       SOLE                                  139712.15
SECTOR SPDR FINCL SELECT SHARE COM              81369Y605     4675 359660.00SH       SOLE                                  359660.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     2932 115233.89SH       SOLE                                  115233.89
SELECT SECTOR SPDR TR SBI CONS COM              81369y407     1712 43900.00 SH       SOLE                                   43900.00
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     2520 36456.89 SH       SOLE                                   36456.89
SELECT SECTOR SPDR TR SBI INT- COM              81369Y886     1432 39810.00 SH       SOLE                                   39810.00
SENSATA TECHNOLOGIES H SHS     COM              n7902x106     7407 281858.00SH       SOLE                                  281858.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1307 29685.00 SH       SOLE                                   29685.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     9708 63876.00 SH       SOLE                                   63876.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      558 10375.00 SH       SOLE                                   10375.00
STANDARD & POORS DEPOSITARY RE COM              78462F103    13970 111318.85SH       SOLE                                  111318.85
STATE STREET CORP              COM              857477103      769 19083.96 SH       SOLE                                   19083.96
SYNGENTA AG ADR                COM              87160A100     1050 17821.81 SH       SOLE                                   17821.81
T ROWE PRICE GROUP INC         COM              74144t108     8170 143463.01SH       SOLE                                  143463.01
TERADATA CORP DEL COM          COM              88076w103     2098 43260.00 SH       SOLE                                   43260.00
TRACTOR SUPPLY CO COM          COM              892356106      756 10785.00 SH       SOLE                                   10785.00
UNILEVER NV                    COM              904784709     8597 250158.81SH       SOLE                                  250158.81
UNITED PARCEL SERVICE          COM              911312106      253  3460.00 SH       SOLE                                    3460.00
UNITED TECHNOLOGIES CORP       COM              913017109      211  2900.00 SH       SOLE                                    2900.00
UNITEDHEALTH GROUP INC         COM              91324P102     9506 187577.78SH       SOLE                                  187577.78
VANGUARD INDEX FDS REIT ETF    COM              922908553      217  3750.00 SH       SOLE                                    3750.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      413  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102     2538 71072.48 SH       SOLE                                   71072.48
VERISK ANALYTICS INC CL A      CL A             92345y106     1479 36875.00 SH       SOLE                                   36875.00
VF CORP                        COM              918204108     1192  9391.00 SH       SOLE                                    9391.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      269 13700.00 SH       SOLE                                   13700.00
YUM! BRANDS                    COM              988498101     9811 166274.84SH       SOLE                                  166274.84
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      259    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETC       464287861      228     6771 SH       SOLE                                       6771
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     3337    87957 SH       SOLE                                      87957
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      900    17308 SH       SOLE                                      17308
ISHARES TR MSCI VAL IDX        MSCI VAL IDX     464288877      511    11985 SH       SOLE                                      11985
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      735    14845 SH       SOLE                                      14845
MARKET VECTORS ETF TR INDONESI INDONESIA ETF    57060u753      214     7550 SH       SOLE                                       7550
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      173    13233 SH       SOLE